Leases - Supplemental cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 101	$ 89	$ 107
Right-of-use assets obtained in exchange for operating lease liabilities	$ 212	$ 35	$ 28